SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 16 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision maker and the performance of the reportable segments is based primarily on loss from continuing operations.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2011:
Revenue	$-	$105,436	$495	$105,931
Depreciation and amortization	7	585	41	633
Loss from continuing
operations	(527)	(3,410)	(3,998)	(7,935)
Total assets	491	22,830	561	23,882

Year ended December 31, 2010:
Revenue	-	97,819	607	98,426
Depreciation and amortization	11	675	34	720
Loss from continuing
operations	(3,735)	(34)	(4,275)	(8,044)
Total assets	663	22,822	499	23,984

Year ended December 31, 2009:
Revenue	-	95,146	715	95,861
Depreciation and amortization	11	681	23	715
Income (loss) from continuing
operations	(3,729)	2,777	(2,211)	(3,163)

Revenue by country is summarized as follows:

	Year Ended December 31,
	2011	2010	2009

United States	$35,770	$35,667	$36,794
Netherlands	47,516	42,242	42,344
Other	22,645	20,517	16,723
Total	$105,931	$98,426	$95,861

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2011	2010

United States	$550	$606
Netherlands	829	638
Other	344	298
Total	$1,723	$1,542